Share-based payments - Former Chief Executive Officer Grant - Long-Term Incentive Plan (LTIP) (Details) € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercisable	0
Long-Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercisable	0
Number of share options granted	532,311
Selling and distribution expenses	€ 4,736,000